Interim Condensed Statements of Income (Loss) /Comprehensive Income (Loss) (Unaudited)		6 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues, net		$ 1,633,731	$ 2,232,003	$ 2,829,507
Cost of revenues		(1,171,066)	(1,599,911)	(2,195,076)
Gross profit		462,665	632,092	634,431
Operating expenses:
Selling and distribution		(3,460)	(4,727)	(26,519)
General and administrative		(1,515,539)	(2,070,530)	(1,001,759)
Total operating expenses		(1,518,999)	(2,075,257)	(1,028,278)
Loss from operations		(1,056,334)	(1,443,165)	(393,847)
Other income (expense):
Interest expense		(41,674)	(56,934)	(86,770)
Government grants		3,867	5,284	4,863
Other income		65,842	89,953	19,864
Total other expense, net		28,035	38,303	(62,043)
Loss before income taxes		(1,028,299)	(1,404,862)	(455,890)
Income tax expense
NET LOSS/ COMPREHENSIVE LOSS		$ (1,028,299)	$ (1,404,862)	$ (455,890)
Net loss per share attributable to shareholders
Basic | (per share)	[1]	$ (0.05)	$ (0.06)	$ (0.02)
Diluted | (per share)	[1]	$ (0.05)	$ (0.06)	$ (0.02)
Weighted average number of Shares outstanding
Basic	[1]	21,650,000	21,650,000	20,000,000
Diluted	[1]	21,650,000	21,650,000	20,000,000

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024